Commission expense	12 Months Ended
Dec. 31, 2019
Fee and commission expense [abstract]
Commission expense
Commission expense
Commission expense shows the amount of all fees and commissions paid or payable by the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of commission expense is as follows:

Million euros
	2019	2018	2017
Commissions assigned to third parties	2,350	1,972	1,831
Cards	1,616	1,358	1,391
By collection and return of effects	12	11	12
Other fees assigned	722	603	428
Other commissions paid	1,220	1,207	1,151
Brokerage fees on lending and deposit transactions	27	42	49
Sales of insurance and pension funds	232	232	205
Other fees and commissions	961	933	897
	3,570	3,179	2,982